Segment Information	9 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
24.	Segment Information
Financial information about the operating segments reported below is available by segment and evaluated regularly by the chief operating decision maker to make decisions about resource allocations and assess performance.
An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment
Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management
PE Investment and Concession	:	Private equity investment; concession
Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels and battery energy storage system; recycling and waste management
Insurance	:	Life insurance
Banking and Credit	:	Banking; consumer finance
Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment
ORIX USA	:	Finance, investment and asset management in the Americas
ORIX Europe	:	Asset management of global equity and fixed income
Asia and Australia	:	Finance and investment businesses in Asia and Australia
Since April 1, 2022, a portion of interest expenses and a portion of selling, general and administrative expenses, which were initially included in the difference between segment total profits and consolidated amounts, have been charged directly to their respective segments. As a result of these changes, segment data for the three and nine months ended December 31, 2021 has been retrospectively restated.
Financial information of the segments for the nine months ended December 31, 2021 and 2022, and segment assets information as of March 31, 2022 and December 31, 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021		Nine months ended December 31, 2022		March 31, 2022	December 31, 2022
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥337,945	¥61,871	¥321,647	¥56,444	¥1,516,795	¥1,515,425
Real Estate	294,257	26,629	288,293	24,486	910,101	946,145
PE Investment and Concession	281,009	(10,570)	312,090	6,713	353,581	340,764
Environment and Energy	107,167	18,332	168,419	34,140	703,608	761,789
Insurance	352,192	44,669	360,085	24,010	2,072,145	1,944,773
Banking and Credit	65,019	32,599	62,324	24,868	2,687,156	2,727,982
Aircraft and Ships	29,305	2,841	42,369	17,007	684,098	695,819
ORIX USA	122,697	67,433	135,261	33,032	1,364,142	1,454,653
ORIX Europe	171,017	55,987	157,653	35,893	401,869	404,920
Asia and Australia	108,878	35,108	142,719	34,071	1,306,089	1,394,435

Total	¥1,869,486	¥334,899	¥1,990,860	¥290,664	¥11,999,584	¥12,186,705

Financial information of the segments for the three months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Three months ended December 31, 2021		Three months ended December 31, 2022
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥107,670	¥15,608	¥110,220	¥20,962
Real Estate	91,743	3,598	97,806	5,537
PE Investment and Concession	88,859	(12,184)	61,217	2,808
Environment and Energy	43,269	8,830	57,505	23,558
Insurance	117,104	12,347	94,215	11,003
Banking and Credit	21,922	11,690	21,380	9,653
Aircraft and Ships	11,557	2,472	13,873	6,358
ORIX USA	37,709	20,339	55,329	11,436
ORIX Europe	69,913	27,529	67,817	19,474
Asia and Australia	37,173	15,166	50,285	9,923

Total	¥626,919	¥105,395	¥629,647	¥120,712

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax
basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in the leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Segment revenues:
Total revenues for segments	¥1,869,486	¥1,990,860
Revenues related to corporate assets	12,998	19,000
Revenues from inter-segment transactions	(14,371)	(15,016)

Total consolidated revenues	¥1,868,113	¥1,994,844

Segment profits:
Total profits for segments	¥334,899	¥290,664
Corporate profits (losses)	(22,719)	(13,483)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,509	6,292

Total consolidated income before income taxes	¥316,689	¥283,473

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Segment revenues:
Total revenues for segments	¥626,919	¥629,647
Revenues related to corporate assets	4,418	6,348
Revenues from inter-segment transactions	(4,758)	(5,967)

Total consolidated revenues	¥626,579	¥630,028

Segment profits:
Total profits for segments	¥105,395	¥120,712
Corporate profits (losses)	(7,785)	(3,307)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(1,710)	1,722

Total consolidated income before income taxes	¥95,900	¥119,127

	Millions of yen
	March 31, 2022	December 31, 2022
Segment assets:
Total assets for segments	¥11,999,584	¥12,186,705
Cash and cash equivalents, restricted cash	1,091,812	1,067,018
Allowance for credit losses	(69,459)	(68,815)
Trade notes, accounts and other receivable	359,949	369,666
Other corporate assets	888,786	999,316

Total consolidated assets	¥14,270,672	¥14,553,890

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the nine months ended December 31, 2021 and 2022.
For the nine months ended December 31, 2021

	Millions of yen
	Nine months ended December 31, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,434,244	¥184,614	¥249,255	¥1,868,113
Income before Income Taxes	146,839	84,667	85,183	316,689
For the nine months ended December 31, 2022

	Millions of yen
	Nine months ended December 31, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,503,642	¥189,964	¥301,238	¥1,994,844
Income before Income Taxes	136,597	55,273	91,603	283,473
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended December 31, 2021 and 2022.
For the three months ended December 31, 2021

	Millions of yen
	Three months ended December 31, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥470,052	¥60,927	¥95,600	¥626,579
Income before Income Taxes	27,914	24,610	43,376	95,900
For the three months ended December 31, 2022

	Millions of yen
	Three months ended December 31, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥438,376	¥80,572	¥111,080	¥630,028
Income before Income Taxes	50,913	30,357	37,857	119,127

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the nine months ended December 31, 2021 and 2022.
For the nine months ended December 31, 2021

	Millions of yen
	Nine months ended December 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥7,691	¥2,013	¥233,064	¥2,668	¥0	¥0	¥0
Real estate sales	0	75,077	0	0	0	0	0
Asset management and servicing	243	4,544	16	14	0	228	25
Automobile related services	47,562	0	0	160	0	0	0
Facilities operation	0	23,674	0	0	0	0	0
Environment and energy services	2,220	0	66	102,815	0	0	0
Real estate management and brokerage	0	77,346	0	0	0	0	0
Real estate contract work	0	65,516	0	0	0	0	0
Other	39,670	1,035	20,841	730	1,497	4,458	5,831

Total revenues from contracts with customers	97,386	249,205	253,987	106,387	1,497	4,686	5,856

Geographical location
Japan	96,919	249,205	253,987	104,740	1,497	4,686	3,539
The Americas	0	0	0	0	0	0	0
Other	467	0	0	1,647	0	0	2,317

Total revenues from contracts with customers	97,386	249,205	253,987	106,387	1,497	4,686	5,856

Other revenues *	240,559	45,052	27,022	780	350,695	60,333	23,449

Segment revenues/Total revenues	¥337,945	¥294,257	¥281,009	¥107,167	¥352,192	¥65,019	¥29,305

	Millions of yen
	Nine months ended December 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,706	¥0	¥375	¥247,517	¥1,251	¥248,768
Real estate sales	73	0	0	75,150	0	75,150
Asset management and servicing	13,695	167,185	0	185,950	(45)	185,905
Automobile related services	0	0	9,974	57,696	10	57,706
Facilities operation	0	0	0	23,674	572	24,246
Environment and energy services	954	0	0	106,055	(1,488)	104,567
Real estate management and brokerage	0	0	0	77,346	(1,943)	75,403
Real estate contract work	0	0	0	65,516	(155)	65,361
Other	3,008	57	607	77,734	1,936	79,670

Total revenues from contracts with customers	19,436	167,242	10,956	916,638	138	916,776

Geographical location
Japan	0	0	0	714,573	218	714,791
The Americas	19,436	59,276	0	78,712	0	78,712
Other	0	107,966	10,956	123,353	(80)	123,273

Total revenues from contracts with customers	19,436	167,242	10,956	916,638	138	916,776

Other revenues *	103,261	3,775	97,922	952,848	(1,511)	951,337

Segment revenues/Total revenues	¥122,697	¥171,017	¥108,878	¥1,869,486	¥(1,373)	¥1,868,113

For the nine months ended December 31, 2022

	Millions of yen
	Nine months ended December 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,909	¥2,260	¥246,164	¥2,964	¥0	¥0	¥0
Real estate sales	0	56,548	0	0	0	0	0
Asset management and servicing	238	6,076	0	145	0	347	51
Automobile related services	47,571	0	0	210	0	0	0
Facilities operation	0	40,257	0	0	0	0	0
Environment and energy services	2,367	34	65	161,573	0	0	0
Real estate management and brokerage	0	75,219	0	0	0	0	0
Real estate contract work	0	66,834	13,230	0	0	0	0
Other	29,166	996	23,344	651	1,948	5,010	8,402

Total revenues from contracts with customers	83,251	248,224	282,803	165,543	1,948	5,357	8,453

Geographical location
Japan	83,251	248,224	282,803	148,401	1,948	5,357	2,930
The Americas	0	0	0	0	0	0	0
Other	0	0	0	17,142	0	0	5,523

Total revenues from contracts with customers	83,251	248,224	282,803	165,543	1,948	5,357	8,453

Other revenues *	238,396	40,069	29,287	2,876	358,137	56,967	33,916

Segment revenues/Total revenues	¥321,647	¥288,293	¥312,090	¥168,419	¥360,085	¥62,324	¥42,369

	Millions of yen
	Nine months ended December 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,926	¥0	¥1,314	¥258,537	¥1,883	¥260,420
Real estate sales	11	0	0	56,559	0	56,559
Asset management and servicing	15,977	160,636	3	183,473	(206)	183,267
Automobile related services	0	0	13,874	61,655	2	61,657
Facilities operation	0	0	0	40,257	623	40,880
Environment and energy services	1,184	0	0	165,223	(1,441)	163,782
Real estate management and brokerage	0	0	0	75,219	(1,136)	74,083
Real estate contract work	0	0	0	80,064	(73)	79,991
Other	5,406	95	1,392	76,410	3,075	79,485

Total revenues from contracts with customers	24,504	160,731	16,583	997,397	2,727	1,000,124

Geographical location
Japan	0	0	0	772,914	3,746	776,660
The Americas	24,504	56,648	0	81,152	0	81,152
Other	0	104,083	16,583	143,331	(1,019)	142,312

Total revenues from contracts with customers	24,504	160,731	16,583	997,397	2,727	1,000,124

Other revenues *	110,757	(3,078)	126,136	993,463	1,257	994,720

Segment revenues/Total revenues	¥135,261	¥157,653	¥142,719	¥1,990,860	¥3,984	¥1,994,844

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended December 31, 2021 and 2022.
For the three months ended December 31, 2021

	Millions of yen
	Three months ended December 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,179	¥567	¥71,958	¥980	¥0	¥0	¥0
Real estate sales	0	15,967	0	0	0	0	0
Asset management and servicing	83	1,427	4	14	0	83	10
Automobile related services	16,230	0	0	59	0	0	0
Facilities operation	0	10,670	0	0	0	0	0
Environment and energy services	659	0	22	41,649	0	0	0
Real estate management and brokerage	0	25,661	0	0	0	0	0
Real estate contract work	0	26,145	0	0	0	0	0
Other	13,793	318	7,211	298	495	1,636	2,674

Total revenues from contracts with customers	32,944	80,755	79,195	43,000	495	1,719	2,684

Geographical location
Japan	32,944	80,755	79,195	41,353	495	1,719	1,359
The Americas	0	0	0	0	0	0	0
Other	0	0	0	1,647	0	0	1,325

Total revenues from contracts with customers	32,944	80,755	79,195	43,000	495	1,719	2,684

Other revenues *	74,726	10,988	9,664	269	116,609	20,203	8,873

Segment revenues/Total revenues	¥107,670	¥91,743	¥88,859	¥43,269	¥117,104	¥21,922	¥11,557

	Millions of yen
	Three months ended December 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥640	¥0	¥347	¥76,671	¥619	¥77,290
Real estate sales	6	0	0	15,973	0	15,973
Asset management and servicing	5,889	67,947	0	75,457	(14)	75,443
Automobile related services	0	0	3,603	19,892	16	19,908
Facilities operation	0	0	0	10,670	264	10,934
Environment and energy services	273	0	0	42,603	(474)	42,129
Real estate management and brokerage	0	0	0	25,661	(463)	25,198
Real estate contract work	0	0	0	26,145	(47)	26,098
Other	1,706	19	211	28,361	331	28,692

Total revenues from contracts with customers	8,514	67,966	4,161	321,433	232	321,665

Geographical location
Japan	0	0	0	237,820	290	238,110
The Americas	8,514	21,689	0	30,203	0	30,203
Other	0	46,277	4,161	53,410	(58)	53,352

Total revenues from contracts with customers	8,514	67,966	4,161	321,433	232	321,665

Other revenues *	29,195	1,947	33,012	305,486	(572)	304,914

Segment revenues/Total revenues	¥37,709	¥69,913	¥37,173	¥626,919	¥(340)	¥626,579

For the three months ended December 31, 2022

	Millions of yen
	Three months ended December 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,105	¥814	¥29,484	¥1,132	¥0	¥0	¥0
Real estate sales	0	17,484	0	0	0	0	0
Asset management and servicing	77	2,903	0	9	0	124	17
Automobile related services	16,652	0	0	59	0	0	0
Facilities operation	0	15,648	0	0	0	0	0
Environment and energy services	618	10	25	54,478	0	0	0
Real estate management and brokerage	0	25,116	0	0	0	0	0
Real estate contract work	0	25,922	13,230	0	0	0	0
Other	10,396	217	7,813	113	660	1,736	3,342

Total revenues from contracts with customers	28,848	88,114	50,552	55,791	660	1,860	3,359

Geographical location
Japan	28,848	88,114	50,552	49,266	660	1,860	1,491
The Americas	0	0	0	0	0	0	0
Other	0	0	0	6,525	0	0	1,868

Total revenues from contracts with customers	28,848	88,114	50,552	55,791	660	1,860	3,359

Other revenues *	81,372	9,692	10,665	1,714	93,555	19,520	10,514

Segment revenues/Total revenues	¥110,220	¥97,806	¥61,217	¥57,505	¥94,215	¥21,380	¥13,873

	Millions of yen
	Three months ended December 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥659	¥0	¥656	¥33,850	¥623	¥34,473
Real estate sales	2	0	0	17,486	0	17,486
Asset management and servicing	5,751	62,263	3	71,147	(187)	70,960
Automobile related services	0	0	4,939	21,650	1	21,651
Facilities operation	0	0	0	15,648	235	15,883
Environment and energy services	270	0	0	55,401	(488)	54,913
Real estate management and brokerage	0	0	0	25,116	(386)	24,730
Real estate contract work	0	0	0	39,152	(94)	39,058
Other	2,613	54	323	27,267	104	27,371

Total revenues from contracts with customers	9,295	62,317	5,921	306,717	(192)	306,525

Geographical location
Japan	0	0	0	220,791	489	221,280
The Americas	9,295	19,954	0	29,249	0	29,249
Other	0	42,363	5,921	56,677	(681)	55,996

Total revenues from contracts with customers	9,295	62,317	5,921	306,717	(192)	306,525

Other revenues *	46,034	5,500	44,364	322,930	573	323,503

Segment revenues/Total revenues	¥55,329	¥67,817	¥50,285	¥629,647	¥381	¥630,028

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.